Revenue	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue	Note 3
Revenue
The Group is a leading supplier to the offshore wind industry, specialising in T&I and O&M services rendered to customers in Europe,
Asia, and the United States. The Group owns and operates the world's largest, most advanced, and most flexible fleet of wind turbine transport and installation vessels.The Group’s revenue is dependent on project contracts and vessel charters for the employment and utilization of the vessels. The customers are typically major project developers or energy companies that operate globally, and the current order backlog spans a number of years. Refer to separate information on major customers and order backlog below. The Group has operated nine vessels compared to five operating vessels in 2024. The increase in the number of operating vessels in 2025 compared to 2024 is the main driver for increased revenue.
The Group derives its revenue from fees charged to our customers for the use of our vessels and related services. The Group’s contracts with customers comprises the following main revenue generating activities:
Time-charter activities represents revenue earned from time charter contracts and time charter related activities. Revenue from time charter hire services are contracts with customers where the Group utilizes its vessels, equipment and crew to deliver a service to the customer normally based on either a fixed day rate or milestone deliverables. Contracts may also include other promises such as mobilization and demobilization, provision of bunker services, catering and accommodation.
Transportation and installation activities (T&I) represents contracts with customers where the Group utilises its vessels, equipment and crew to perform the transportation and installation of offshore wind turbine foundations as well as heavy lifting operations,
decommissioning and planning and engineering.
Other revenue represents cost recharges and other personnel
services revenue, as well as early termination fees by customers.
Note 3
Revenue
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Disaggregation of revenue from contracts with customers by activity
The following table provides information about disaggregated revenue.

EUR'000	2025	2024	2023
Revenue disaggregation
Time charter services and transportation and installation services	490,454	226,545	99,841
Other revenue, including fees earned for early termination of contracts by customers	129,900	22,193	8,781
Total revenue	620,354	248,738	108,622
Balance of other revenue primarily includes fees earned for early termination of contracts by customers in
2025 includes the receipt of termination fees under a Long-Term Agreement (LTA).
We have determined that our contracts - in general - contain a lease component and, therefore, we separately disclose revenues associated with the lease and service components of our contracts. For the year ended 31 December 2025, the lease component, included within time charter services and transportation and installation services, amounts to EUR 194 million (2024: EUR 85 million; 2023: EUR
79 million). The lease component is calculated by applying the estimated bareboat charter day-rate to the on-hire days.
Operating segments and geographical information
Operating segments
The Group’s nine windfarm installation vessels (WFIVs) operate in a global market and are often redeployed to different regions due to changing customers or contracts. Accordingly, the Group reports its operations as a single reportable segment.
Geographical revenue split
The following table presents financial information by country and region based on the location of the service provided. Individual countries are shown if they are above 10% of revenue.

EUR'000	2025	2024	2023
Total revenue by country and region
Denmark	102,466	51,071	5,431
UK	131,679	68,511	48,880
Germany	60,439	—	—
Poland	58,512	—	—
Rest of Europe	3,575	4,983	54,311
Europe	356,671	124,565	108,622
United States	140,612	87,958	—
Americas	140,612	87,958	—
Taiwan	123,071	36,215	—
Asia	123,071	36,215	—
Total Revenue	620,354	248,738	108,622
Note 3
Revenue
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Major customers
For the year ended 31 December 2025, revenue from 3 customers each exceeded 10% of total revenue. The revenue derived from these three customers was EUR 312 million, EUR 110 million, EUR 72 million respectively.
For the year ended 31 December 2024, revenue from four customers each exceeded 10% of total revenue.
The revenue derived from these four customers was EUR 60 million, EUR 58 million, EUR 56 million and
EUR 36 million respectively.
For the year ended 31 December 2023, revenue from three customers each exceeded 10% of total revenue.
The revenue derived from these three customers was EUR 44.5 million, EUR 28.5 and EUR 22.7 million respectively.
Non-current assets by geography
The Company’s non-current assets (excluding derivatives) are based on domicile of the legal entity ownership in the following countries/regions:

EUR'000	2025	2024	2023
Non-current assets (excluding derivatives) by country and region
Denmark (country of domicile)	395,881	491,463	430,878
UK	1,158,396	499,070	369,594
Cyprus	1,346,002	663,174	217,788
Rest of Europe	679	—	—
Total Europe	2,900,958	1,653,707	1,018,260
Japan	81,780	88,083	86,484
Taiwan	740	2	26
Total Asia	82,520	88,085	86,510
United States	—	14
Total	2,983,478	1,741,806	1,104,770
Note 3
Revenue
Continued from previous page
Contract backlog
The Group's order backlog including options as of 31 December 2025 amounts to EUR 2.8 billion (2024: EUR 2.3 billion; 2023: EUR
1.7 billion). EUR 846 million of the backlog pertains to contracts that management expects to recognise in 2026, if all options are
exercised.
The Group's order backlog excluding options as of 31 December 2025 amounts to EUR 2.4 billion (2024: EUR 1.9 billion; 2023: EUR
1.4 billion).
Contract backlog for firm orders (as of reporting date)
The following table presents the aggregate amount of the revenues expected to be realized in the future from partially or fully unsatisfied performance obligations as we perform under the contracts. We disclose both the value of firm contracts and a contract backlog including options (non-GAAP measure). The values includes all new contracts signed at the reporting date:

EUR million	Within 1 year	After 1 year	Total
Contract Backlog
Firm, excluding options	764	1,627	2,391
Options considered as contingent considerations for revenue recognition purposes	41	146	187
Options not considered as contingent considerations for revenue recognition purposes	41	146	187
Total as of 31 December 2025	846	1,919	2,765
Firm, excluding options	372	1,534	1,906
Options considered as contingent considerations for revenue recognition purposes	28	187	215
Options not considered as contingent considerations for revenue recognition purposes	28	187	215
Total as of 31 December 2024	428	1,908	2,336
Firm, excluding options	176	1,201	1,377
Options considered as contingent considerations for revenue recognition purposes	16	163	179
Options not considered as contingent considerations for revenue recognition purposes	16	163	179
Total as of 31 December 2023	208	1,527	1,735
Total contract backlog represents estimated transaction price for unfulfilled performance obligations, including both fixed and variable consideration. Options that are considered for revenue recognition purposes and options not considered for revenue recognition purpose, represent 50% each of the variable portion of the backlog. Contract backlog excludes vessel reservation agreements. All contracts may be subject to future modifications, and off-hire days, that might impact the amount and/or timing of revenue recognition.
Note 3
Revenue
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Contract costs, assets and deferred revenue
Customers are typically invoiced monthly, when the vessels are on contract, with normal payment terms between 30-60 days. Payment terms with customers are considered industry standard and do not include a significant financing component. To the extent possible, we obtain payment guarantees to minimise the credit risk during the contract term.
Sometimes revenue is recognised for work performed prior to issuance of invoice to customer and it will be reported as a contract asset. For more information about contract assets at the reporting period, refer to
Note 16. When the right to consideration is conditional only on the passage of time, the balance does not meet the definition of a contract asset and is classified as an unbilled receivable. This typically arises where the timing of the related billing cycle occurs in a period after the performance obligation is satisfied.
Deferred revenue relates to consideration received from customers for unsatisfied performance obligations.
Revenue will be recognised when the related services are provided to the customers, which is almost entirely within 12 months.
Incremental costs of obtaining a contract and certain costs to fulfil a contract to be recognised as a contract asset if certain criteria are met. Any capitalised contract assets are amortised on a systematic basis that is consistent with the transfer of the related goods or services to the customer.

EUR'000	2025	2024	2023
Beginning of financial year	47,337	13,881	3,157
Acquisition of businesses	—	—	1,913
Deferred during the period	158,739	45,360	10,670
Recognised as revenue during the period	(46,459)	(11,928)	(1,859)
Exchange differences	—	24	—
Total deferred revenue at end of period	159,617	47,337	13,881
Current	128,716	45,590	12,103
Non-current	30,901	1,747	1,778
Note 3
Revenue
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Accounting policies for revenue from contracts with
customers
We initially assess whether the contracts contain a lease component.
In general, we have determined that our contracts consist of a leasing component (the element relating to hire of the vessel) and a service component. These components are not treated or priced separately in the contracts, nor does the Group offer either of the services separately. The service component is within the scope of IFRS 15, while the leasing component is within the scope of IFRS 16. The lease components are classified as an operating lease, as such leases do not cover a significant part of the economic life of the vessels and the
Group retains substantially all risks and rewards incidental to ownership of the vessels. The leasing component is recognised as revenue over time over the charter period. Prepayments from
customers for the leasing component are recognised as deferred revenue.
Once the service component has been determined to be within the scope of IFRS 15, the Group performs the following five steps on a contract-by-contract basis: (i) identify the contract(s) with a customer;
(ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognise revenue when (or as) the Group satisfies a performance obligation.
Our contracts with customers are complex and normally contains multiple types of promises to the customer. At contract inception, judgement is performed when determining if a contract contains one or more performance obligations. The Group assesses the goods and services promised within each contract and identifies as a
performance obligation each good or service that is distinct.
Revenue from transportation and installation activities may, depending on the contract, represent one or more performance obligations. In respect of T&I service components, the following main promises apply: Planning and engineering, Transport of monopiles and secondary steel from supply port to feeder port, Installation of monopiles and secondary steel offshore, Storage and handling at feeder port, and Warranty. While the contracts contain several distinct promises, these are considered less interdependent and interrelated and as such are considered multiple performance obligations.
Revenue is generally recognised over time as the service is being provided using a method, depending on what better depicts the progress of each separate performance obligation, as detailed below:

Performance obligations in T&I contracts	Recognition of revenue	Measure of progress
Planning and engineering services to the customer.	Over time	Total costs incurred to date compared with total forecast costs at completion
Transportation of monopiles and secondary steel from supply port to feeder port	Over time	Total time spend compared with total forecast time
Storage and handling of the material used in the installation	Over time	Total time spend compared with total forecast time
Installation of monopiles and secondary steel offshore	Over time	Total time spend compared with total forecast time
While time-charter contracts contain several promises, these are usually considered highly interdependent and highly interrelated and as such considered as one single performance obligation recognised over time applying a relevant measured of progress, usually output method based on time.
The Group is sometimes providing bunker procurement services to help customers ensure that sufficient bunker is available to operate the vessels at the right time and in the right quality and quantity.
Management’s assessment of whether a principal or agent
relationship exists is based upon whether the Group has the ability to control the goods before they are transferred to the customer. This assessment is performed on a contract-by-contract basis at contract inception and takes into account various factors such as whether the
Group takes legal title of the bunker and has the ability to direct the use of the bunker. The fees earned are recognized as revenue over the service period.
Revenue is recognised when control of the services is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services.
Revenue is recognised in the amount of the transaction price that is allocated to the respective performance obligations when (or as) the performance obligation is satisfied.
Variable consideration, for example in respect of weather days and extension of time, steel price or bunker price etc, is constrained at contract inception to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
The Group provides warranties for repair of defects which are identified during the contract and within a defined period thereafter.
In general, all are assurance-type warranties, as defined within IFRS
15, which the Group recognises under IAS 37. Compensation
received, or receivable, for early termination are recognised as revenue with deferral of an estimated value of any obligations to standing ready for new engagements in the remaining contract period.